Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Exchange rate contracts:
Fair value of assets held for hedging	£ 1,569	£ 1,236
Fair value of assets held for trading	31,409	25,133
Fair value of assets	32,978	26,369
Fair value of liabilities held for hedging	1,101	1,105
Fair value of liabilities held for trading	27,530	24,674
Fair value of liabilities	28,631	25,779
Fair value hedges
Exchange rate contracts:
Fair value of assets held for hedging	982	806
Fair value of liabilities held for hedging	241	229
Cash flow hedges
Exchange rate contracts:
Fair value of assets held for hedging	587	430
Fair value of liabilities held for hedging	860	876
Exchange rate contracts
Exchange rate contracts:
Fair value of assets held for trading	6,426	4,990
Fair value of liabilities held for trading	5,280	6,540
Interest rate contracts
Exchange rate contracts:
Fair value of assets held for trading	24,359	19,810
Fair value of liabilities held for trading	21,418	17,464
Credit derivatives
Exchange rate contracts:
Fair value of assets held for trading	52	83
Fair value of liabilities held for trading	77	167
Equity and other contracts
Exchange rate contracts:
Fair value of assets held for trading	572	250
Fair value of liabilities held for trading	£ 755	£ 503